CAZ STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

PRIVATE INVESTMENTS - 50.2%	Shares	Value
CO-INVESTMENTS - 12.1%
CONSUMER DISCRETIONARY - 2.2%
ASP II AMR Co-Invest, L.P. (a)(b)(c)(d)	–	$ 1,789,685

ENERGY - 4.5%
Hercules CV, L.P. (a)(b)(c)(d)	–	3,692,454

INDUSTRIALS - 1.2%
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	–	1,000,000

INFORMATION TECHNOLOGY - 4.2%
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	–	2,179,450
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	–	250,000
GrowthCurve Capital Destination Co-Invest L.P. (a)(b)(c)(d)	–	1,006,968
	–	3,436,418
TOTAL CO-INVESTMENTS (Cost $9,919,195)		9,918,557

DIRECT INVESTMENTS - 9.0%
CONSUMER STAPLES - 3.0%
Wonder Group, Inc. (a)(c)(d)(e)(f)	–	2,500,000

FINANCIALS - 4.9%
Pershing Square Holdco, L.P. (a)(c)(d)(e)	–	4,000,000

INFORMATION TECHNOLOGY - 1.1%
ICON Technology, Inc. (c)(d)(e)	54,372	890,699
TOTAL DIRECT INVESTMENTS (Cost $7,390,699)		7,390,699

PRIMARY FUND INVESTMENTS - 3.5%
FINANCIALS - 3.1%
Palmer Square Income Plus Fund LLC (a)(b)(c)(d)	–	2,540,199

INFORMATION TECHNOLOGY - 0.4%
H. Barton Venture Select V, LLC (a)(b)(c)(d)	–	315,033
TOTAL PRIMARY FUND INVESTMENTS (Cost $2,830,000)		2,855,232

CAZ STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 50.2% (Continued)	Shares	Value
SECONDARY FUND INVESTMENTS - 25.6%
DIVERSIFIED - 20.6%
Gordon Holdings (Offshore) I L.P. (a)(b)(c)(d)	–	$ 16,967,083

FINANCIALS - 5.0%
Blue Owl GP Stakes II Pension Investors L.P. (a)(b)(c)(d)	–	3,094,453
Blue Owl GP Stakes Offshore Investors L.P. (a)(b)(c)(d)	–	981,625
		4,076,078
TOTAL SECONDARY FUND INVESTMENTS (Cost $16,124,329)		21,043,161

TOTAL PRIVATE INVESTMENTS (Cost $36,264,223)		$ 41,207,649

MONEY MARKET SECURITIES - 29.4%	Par Value	Value
Federated Treasury Obligations Fund - Institutional Shares, 5.17% (g) (Cost $24,188,550)	24,188,550	$ 24,188,550

TOTAL INVESTMENTS AT VALUE - 79.6% (Cost $60,452,773)		$ 65,396,199

OTHER ASSETS IN EXCESS OF LIABILITIES - 20.4%		16,764,526

NET ASSETS - 100.0%		$ 82,160,725

(a)	Investment does not issue shares.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	Restricted investments as to resale.
(d)	Non-income producing security.
(e)	Level 3 securities fair valued using significant unobservable inputs.
(f)	Represents the right to convert the holding to common stock upon a liquidity event.
(g)	The rate shown is the 7-day effective yield as of June 30, 2024.
LLC – Limited Liability Company
L.P. – Limited Partnership

CAZ STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:
Security Description	Acquisition Date	Cost	Value	% of Net Assets
Co-Investments
ASP II AMR Co-Invest, L.P.	6/3/2024	$ 1,789,685	$ 1,789,68	2.2%
Caffeinated Capital Aven SPV III, LLC	4/30/2024	2,179,450	2,179,450	2.7%
Caffeinated Capital Playground SPV, LLC	5/7/2024	250,000	250,000	0.3%
Caffeinated Capital Saronic SPV, LLC	6/18/2024	1,000,000	1,000,000	1.2%
GrowthCurve Capital Destination Co-Invest L.P.	6/28/2024	1,007,606	1,006,968	1.2%
Hercules CV, L.P.	5/15/2024	3,692,454	3,692,454	4.5%
Direct Investments
ICON Technology, Inc.	5/30/2024	890,699	890,699	1.1%
Pershing Square Holdco, L.P.	5/15/2024	4,000,000	4,000,000	4.9%
Wonder Group, Inc.	3/15/2024	2,500,000	2,500,000	3.0%
Primary Fund Investments
H. Barton Venture Select V, LLC	4/18/2024	330,000	315,033	0.4%
Palmer Square Income Plus Fund LLC	3/15/2024	2,500,000	2,540,199	3.1%
Secondary Fund Investments
Blue Owl GP Stakes II Pension Investors L.P.	4/1/2024	2,478,753	3,094,453	3.8%
Blue Owl GP Stakes Offshore Investors L.P.	4/1/2024	672,852	981,625	1.2%
Gordon Holdings (Offshore) I L.P.	3/26/2024	12,972,724	16,967,083	20.6%

Total		$ 36,264,223	$ 41,207,649	50.2%